Plant and Equipment, Net	12 Months Ended
Dec. 31, 2014
Plant and Equipment, Net [Abstract]
Plant and Equipment, Net
13.	Plant and Equipment, Net

Plant and equipment consisted of the following:

	December 31,	December 31,
	2014	2013
Office equipment	$365,549	$707,599
Transportation equipment	629,885	756,975
Furniture	26,970	316,052
Buildings	126,298	279,899
Machinery & equipment	82,304	220,408
Leasehold improvements	-	241,182
Total plant and equipment	1,231,006	2,522,114
Less accumulated depreciation	(716,533)	(1,096,454)
Plant and equipment, net	$514,473	$1,425,660

The depreciation expense for the years ended December 31, 2014, 2013 and 2012 amounted to $219,483, $367,615 and $309,387, respectively.